Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2012
Commitments and Contingent Liabilities

18. Commitments and Contingent Liabilities

At March 31, 2012, Komatsu was contingently liable for discounted and transferred receivables on a recourse basis with the financial institutions of ¥1,875 million ($22,866 thousand).

Komatsu provides guarantees to third parties of loans of the employees, affiliated companies, customers and other companies. The guarantees relating to the employees are mainly made for their housing loans. The guarantees of loans relating to the affiliated companies, customers and other companies are made to enhance the credit of those companies.

For each guarantee provided, Komatsu would have to perform under a guarantee, if the borrower defaults on a payment within the contract terms. The contract terms are from 10 years to 30 years in the case of employees with housing loans, and from 1 year to 11 years in the case of loans relating to the affiliated companies, customers and other companies. The maximum amount of undiscounted payments Komatsu would have had to make in the event of default is ¥92,955 million ($1,133,598 thousand) at March 31, 2012. The fair value of the liabilities recognized for Komatsu’s obligations as guarantors under those guarantees at March 31, 2012 were insignificant. Certain of those guarantees were secured by collateral and insurance issued to the Company.

Management of Komatsu believes that losses from those contingent liabilities, if any, would not have a material effect on the consolidated financial statements.

Commitments for capital investment outstanding at March 31, 2012, aggregated approximately ¥12,500 million ($152,439 thousand).

Komatsu is involved in certain legal actions and claims arising in the ordinary course of its business. It is the opinion of management and legal counsel that such litigation and claims will be resolved without material effect on Komatsu’s financial statements.

Komatsu has business activities with customers, dealers and associates around the world. The trade receivables from such parties and the guarantees for them are well diversified to minimize concentrations of credit risks. Management does not anticipate incurring losses on its trade receivables in excess of established allowances.

Komatsu also issues contractual product warranties under which it generally guarantee the performance of products delivered and services rendered for a certain period or term. Change in accrued product warranty cost for the years ended March 31, 2012 and 2011 is summarized as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Balance at beginning of year	¥28,531	¥23,758	$347,939
Addition	28,234	27,091	344,317
Utilization	(26,211)	(21,352)	(319,646)
Other	(20)	(966)	(244)

Balance at end of year	¥30,534	¥28,531	$372,366